UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02527

Deutsche DWS Money Funds

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
100 Summer Street
Boston, MA 02110-2146
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 07/31

Date of reporting period: 7/1/22-6/30/23

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02527
Reporting Period: 07/01/2022 - 06/30/2023
Deutsche DWS Money Funds

======================== DWS Money Market Prime Series =========================

INVESCO SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  46131H842
Meeting Date: AUG 08, 2022   Meeting Type: Annual
Record Date:  MAY 10, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Cynthia Hostetler        For       For          Management
1a.2  Elect Director Eli Jones                For       For          Management
1a.3  Elect Director Ann Barnett Stern        For       For          Management
1a.4  Elect Director Daniel S. Vandivort      For       For          Management
1b.1  Elect Director Prema Mathai-Davis       For       For          Management

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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y600
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management

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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y840
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management

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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y865
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management

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NUVEEN MUNICIPAL CREDIT OPPORTUNITIES FUND

Ticker:       XNMCX          Security ID:  670663202
Meeting Date: MAY 08, 2023   Meeting Type: Annual
Record Date:  JAN 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Robert L. Young          For       For          Management
1a.2  Elect Director Amy B.r. Lancellotta     For       For          Management
1a.3  Elect Director John K. Nelson           For       For          Management
1a.4  Elect Director Terence J. Toth          For       For          Management
1a.5  Elect Director William C. Hunter        For       For          Management
1a.6  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Money Funds

By (Signature and Title) /s/Hepsen Uzcan
                                  Hepsen Uzcan, Chief Executive Officer and President

Date 8/7/23